Leases - Schedule of Operating Lease Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Expense [Abstract]
Operating lease cost	$ 10,000	$ 10,000	$ 10,000
Total lease cost	10,000	10,000	10,000
Operating lease cost-discontinued operations
Total lease cost	$ 10,000	$ 10,000	$ 10,000